CONVERTIBLE NOTES PAYABLE (Details Textual)		1 Months Ended				12 Months Ended
	Apr. 11, 2017 USD ($) $ / shares shares	Oct. 31, 2018 shares	Oct. 29, 2018 USD ($) shares	Dec. 31, 2017 ft² shares	Nov. 30, 2017 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) ft² shares	Feb. 28, 2019 shares	Oct. 02, 2018 USD ($)	Sep. 30, 2018 $ / shares shares	Aug. 23, 2018 $ / shares shares	Nov. 30, 2017 shares	Nov. 30, 2017	Nov. 30, 2017 ft²	Nov. 30, 2017 $ / shares	Oct. 11, 2017 $ / shares	Jul. 10, 2017 shares	May 02, 2017 ft² shares	Apr. 30, 2017 $ / shares	Jan. 31, 2017 $ / shares	Nov. 30, 2015 ft² $ / shares
Debt Instrument, Face Amount			$ 50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				854,133			854,133	17,733			85,719	325,000					40,000	40,000
Debt Instrument, Convertible, Terms of Conversion Feature						Under the terms of the October 9, 2015 Note and Warrant Purchase Agreement, if the Company sells equity securities in a single transaction or series of related transactions for cash of at least $1,000,000 (excluding the conversion of the Notes and excluding the shares of common stock to be issued upon exercise of the warrants) on or before the maturity date, all of the unpaid principal on the Note plus accrued interest shall be automatically converted at the closing of the equity financing into a number of shares of the same class or series of equity securities as are issued and sold by the Company in such equity financing (or a class or series of equity securities identical in all respects to and ranking pari passu with the class or series of equity securities issued and sold in such equity financing) as is determined by dividing (i) the principal and accrued and unpaid interest amount of the Notes by (ii) 60% of the price per share at which such equity securities are issued and sold in such equity financing.
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 2.50					$ 6.25				$ 1.75					$ 6.25	$ 2.50
Amortization of Debt Discount (Premium)						$ 175,617	$ 862,500
Fair Value Adjustment of Warrants					$ 13,262	0	13,262
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 89,944
Proceeds from Convertible Debt	50,000					174,975	862,500
Interest Expense, Debt	$ 39,944				$ 812,500
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares			13,384		31,450
Interest Payable, Current					$ 2,836
Gain (Loss) on Extinguishment of Debt					$ 15,724	$ (267,812)	$ (15,724)
Debt Instrument, Convertible, Conversion Price | $ / shares															1.68	$ 1.68
Debt Conversion, Converted Instrument, Shares Issued | shares				453,869	483,631
Number Of Warrants Excercised | shares					30,000		734,133
Class Of Warrants Or Right Exercisable Term						warrants exercisable for shares of Common Stock at a price of $1.75 per share if exercised during the Discount Period or $2.50 per share if exercised during the term of the warrant following the Discount Period; (ii) provide for certain registration rights for shares of Common Stock issued pursuant to the Original Purchase Agreement, as amended, at any time after 30 days subsequent to the listing of the Common Stock on a national securities exchange; and (iii) amend the Warrants such that they are exercisable for shares of Common Stock at a price of $1.75 per share if exercised during the Discount Period or $0.10 per share if exercised during the term of the warrant following the Discount Period. The Company recognized a charge of $13,262 to current period interest for change in fair value due to the warrant modifications using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, a risk-free interest rate of 1.60% to 1.99%, a dividend yield of 0%, and volatility of 165.18% to 166.12%.
Warrants and Rights Outstanding, Measurement Input													2.01
Debt Instrument Accrued Interest Plus Principal Amount									$ 225,687
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input | ft²				163.9			163.9											171
Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input | ft²																		1.45
Maximum [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input													166.12			166.12					172
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				2.20			2.20						1.99	1.99							1.79
Minimum [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input													165.45			165.18					102
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				1.98			1.98						1.60	1.60							1.14
Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				1,919,906		1,781,715	1,919,906
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 2.50																		$ 2.50	$ 6.25
Proceeds from Sale of Available-for-sale Securities, Equity	$ 1,000,000
Debt Conversion Total Issued And Outstanding Common Shares Percent	60.00%
Warrants Term	5 years				5 years
Warrant [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input													1.83
Note And Warrant Purchase Agreement [Member]
Debt Instrument, Face Amount	$ 50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Convertible Notes Payable [Member]
Debt Instrument, Face Amount					$ 812,500	$ 224,975
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						89,990				89,990
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Maturity Date						Oct. 09, 2018
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						60.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 2.50					$ 2.50
Class of Warrant or Right Expiration Term		5 years
Amortization of Debt Discount (Premium)						$ 175,617
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax | $ / shares						$ 3.75
Exisiting Note Holders Rights to Purchase Convertible Debt						50.00%
Fair Value Adjustment of Warrants						$ 175,617
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares						60,182
Debt Conversion, Converted Instrument, Shares Issued | shares		60,182			61,212
Convertible Notes Payable [Member] | Beneficial Owner [Member]
Debt Instrument, Face Amount						$ 50,000